Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.28%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,079,923.97

Principal:
Principal Collections	$31,584,619.44
Prepayments in Full	$13,050,453.95
Liquidation Proceeds	$372,185.92
Recoveries	$21,357.24
Sub Total	$45,028,616.55
Collections	$48,108,540.52

Purchase Amounts:
Purchase Amounts Related to Principal	$224,776.23
Purchase Amounts Related to Interest	$391.96
Sub Total	$225,168.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,333,708.71

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,333,708.71
Servicing Fee	$1,209,507.36	$1,209,507.36	$0.00	$0.00	$47,124,201.35
Interest - Class A-1 Notes	$58,661.18	$58,661.18	$0.00	$0.00	$47,065,540.17
Interest - Class A-2a Notes	$443,333.33	$443,333.33	$0.00	$0.00	$46,622,206.84
Interest - Class A-2b Notes	$181,659.22	$181,659.22	$0.00	$0.00	$46,440,547.62
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$45,812,210.12
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$45,595,410.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,595,410.12
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$45,507,396.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,507,396.79
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$45,444,254.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,444,254.79
Regular Principal Payment	$78,564,081.25	$45,444,254.79	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,333,708.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,444,254.79
Total					$45,444,254.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$45,444,254.79	$131.19	$58,661.18	$0.17	$45,502,915.97	$131.36
Class A-2a Notes	$0.00	$0.00	$443,333.33	$1.11	$443,333.33	$1.11
Class A-2b Notes	$0.00	$0.00	$181,659.22	$1.14	$181,659.22	$1.14
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$45,444,254.79	$28.91	$1,679,946.56	$1.07	$47,124,201.35	$29.98

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$78,564,081.25	0.2268016	$33,119,826.46	0.0956115
Class A-2a Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000
Class A-2b Notes	$159,800,000.00	1.0000000	$159,800,000.00	1.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,303,954,081.25	0.8295982	$1,258,509,826.46	0.8006857

Pool Information
Weighted Average APR	2.503%	2.490%
Weighted Average Remaining Term	52.13	51.28
Number of Receivables Outstanding	60,501	59,530
Pool Balance	$1,451,408,832.58	$1,405,880,778.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,328,321,137.69	$1,287,183,244.09
Pool Factor	0.8448131	0.8183128

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$118,697,534.23
Targeted Overcollateralization Amount	$162,631,367.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,370,951.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$296,018.72
(Recoveries)		3	$21,357.24
Net Loss for Current Collection Period			$274,661.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2271%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1159%
Second Prior Collection Period			0.2612%
Prior Collection Period			0.3867%
Current Collection Period			0.2307%
Four Month Average (Current and Prior Three Collection Periods)			0.2486%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		705	$1,334,294.69
(Cumulative Recoveries)			$64,456.12
Cumulative Net Loss for All Collection Periods			$1,269,838.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0739%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,892.62
Average Net Loss for Receivables that have experienced a Realized Loss			$1,801.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.49%	280	$6,944,006.47
61-90 Days Delinquent	0.09%	40	$1,293,189.81
91-120 Days Delinquent	0.01%	3	$85,583.56
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.59%	323	$8,322,779.84

Repossession Inventory:
Repossessed in the Current Collection Period		31	$959,917.27
Total Repossessed Inventory		47	$1,479,357.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0454%
Prior Collection Period			0.0744%
Current Collection Period			0.0722%
Three Month Average			0.0640%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0981%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer